Supplementary Financial Statement Information - Schedule of Cost of Expenses (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Cost of Expenses [Line Items]
Cost of revenues, net		$ 1,347	$ 1,855
Research and development, gross		1,428	2,411
General and Administrative, Net		2,429	2,075
Selling and Marketing, Net		765	624
Cost of Revenue [Member]
Schedule of Cost of Expenses [Line Items]
Consultants and subcontractors			426
Write down of work-in-progress inventory to net realizable value		473	636
Cost of Revenues, Gross		473	1,062
Operating costs not attributed to projects (mainly salary and related expenses)	[1]	874	793
Research and Development [Member]
Schedule of Cost of Expenses [Line Items]
Consultants and subcontractors		70	131
Salary and related expenses		1,220	1,514
Expenditure on materials		18	269
Office maintenance		116	200
Depreciation and other		4	297
Selling and Marketing [Member]
Schedule of Cost of Expenses [Line Items]
Salary and related expenses		653	500
Office maintenance		17	18
Project Promotion		39	43
Consultants			10
Other		56	53
General and Administrative [Member]
Schedule of Cost of Expenses [Line Items]
Salary and related expenses		1,669	1,156
Office maintenance		76	117
Depreciation and other		30	82
Consultants and insurance		$ 654	$ 720

[1]	Plant cost and expenses not operating in full capacity.